Other income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other income [abstract]
Other income	€ 184	€ 269
Receivable related to the insolvency of a financial institution	72
Other income from sale of certain securities at amortised cost		186
Income from positive recovery of defaulted receivables	16	18
Share of result from associates and joint ventures	€ 20	€ 34